MATERIAL COMMITMENTS	12 Months Ended
Dec. 31, 2021
MATERIAL COMMITMENTS
MATERIAL COMMITMENTS

NOTE 19 — MATERIAL COMMITMENTS:

The Company’s UK subsidiaries had signed several agreements with the European Space Agency (hereinafter: “ESA” or “The Agency”) as part of the Agency’s ARTES programs. The objectives of ARTES programs are to ensure the readiness of the industry to respond to commercial opportunities by focusing the activities on technological innovation in equipment, systems and applications for satellite communication, resulting in products ready for future exploitation within either the commercial or institutional market. Accordingly, the Agency had agreed to participate in the funding of the development of an integrated chip sets for several industries, which includes both hardware and software. The Agency’s participation varies between 50%-75% of the cost, depending on the nature of the engagement.

The grants are recognized in the statement of operations as a reduction of research and development expenses and are recognized when the Company is entitled, on the basis of the accumulation of expenses for which the grants are received.

The Agency do not require any future royalties nor any ownership of the Intellectual Property (“IP”) resulting from the development which is owned by the Company’s UK subsidiaries, however, the agreement do stipulates that the IP will be available to the Agency on a free, worldwide license for its own requirements, The Agency can require the Company to license the IP to certain bodies that are part of specified Agency programs, for the Agency’s own requirements on acceptable commercial terms and can also require the Company to license the IP to any other third party for purposes other than the Agency’s requirements subject to the approval of the Company that those other purposes do not contradict its commercial interests.

Grants received from ESA are recognized in the statement of operations as a reduction of the research and development expenses and are recognized when the Company is entitled, on the basis of the accumulation of expenses for which the grants are received.

The Subsidiary also participated in programs that were financed by the Government of Israel for supporting research and development activities. As of 31 December 2021, the Subsidiary had obtained grants from the Israel Innovation Authority to finance its research and development programs in the aggregate of USD 6,122 thousand, of which 3,289 bear royalties.

In return for financing these programs, the Subsidiary committed to pay the Israel Innovation Authority royalties of 3%-4% of total sales of products from revenues related to these programs. The royalties will be paid up to a maximum amount representing 100% of total grants received and are linked to the U.S. dollar exchange rate with the addition of an annual dollar interest rate. As of 31 December 2021, and 31 December 2020 the Subsidiary has accumulated liability in respect of royalties to the Israel Innovation Authority in the amount of USD 314 and USD 916 thousand, respectively, representing 3%−4% of revenues.

As of 31 December 2021, and 31 December 2020, the Subsidiary has a contingent liability to the Chief Scientist in the amount of USD 2,295 and USD 2,260, respectively, based on discounted future royalties at an interest rate of 20%, respectively.

Legal proceedings

In 2021 the Company was not subject to any pending or threatened legal proceedings, nor is our property the subject of a pending or threatened legal proceeding. None of our directors, officers or affiliates is involved in a proceeding adverse to our business or has a material interest adverse to our business.

See also Note 2(c).

Covenants

In accordance with the loan arrangement of the Israeli subsidiary of the Company from 2019, the Israeli subsidiary undertook that at any given time, it will hold at least 80% of its cash balance in Mizrahi-Tefahot Bank and in any case, the cash balance will not be less than USD 500, and in total the comp’ny’s accounts will not be less than USD 2,000 at any time. As of December 31, 2021, the Company and its Israeli subsidiary had met these covenants.

NOTE 19 — MATERIAL COMMITMENTS: (continued)

Royalty commitments

The Company receives research and development grants from the Israel Innovation Authority (the “IIA”). In consideration for the research and development grants received from the IIA, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3%-4% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR.